Other comprehensive income	12 Months Ended
Dec. 31, 2021
Other comprehensive income
Other comprehensive income
—
Note 21
Other comprehensive income
The following table includes amounts recorded within

“Total

other comprehensive income (loss)”

including the
related income tax effects:
2021 2020 2019
Before Tax Net of Before Tax Net of Before Tax Net of
($ in millions) tax effect tax tax effect tax tax effect tax
Foreign currency translation adjustments:
Foreign currency translation adjustments

(521) — (521) 500 (2) 498 (130) — (130)
Changes attributable to divestments (9) — (9) 519 — 519 (2) — (2)
Net change during the year (530) — (530) 1,019 (2) 1,017 (132) — (132)
Available-for-sale securities:
Net unrealized gains (losses) arising
during the year (13) 3 (10) 31 (7) 24 16 (2) 14
Reclassification adjustments for net

(gains) losses included in net income (6) 1 (5) (18) 4 (14) 1 (1) —
Changes attributable to divestments — — — (3) — (3) — — —
Net change during the year (19) 4 (15) 10 (3) 7 17 (3) 14
Pension and other postretirement plans:
Prior service (costs) credits arising
during the year 2 (2) — 55 (12) 43 3 3 6
Net actuarial gains (losses) arising
during the year 437 (26) 411 (243) 43 (200) (293) 73 (220)
Amortization of prior service cost (credit)

included in net income (14) — (14) (11) — (11) (25) (3) (28)
Amortization of net actuarial loss included
in net income 65 4 69 113 (25) 88 99 (31) 68
Net losses from settlements and curtailments
included in net income 7 — 7 650 (132) 518 38 (6) 32
Changes attributable to divestments (8) 2 (6) 186 (35) 151 — — —
Net change during the year 489 (22) 467 750 (161) 589 (178) 36 (142)
Derivative instruments and hedges:
Net gains (losses) arising during the year 7 1 8 2 — 2 20 — 20
Reclassification adjustments for net (gains)
losses included in net income (13) — (13) (2) 2 — (9) — (9)
Net change during the year (6) 1 (5) — 2 2 11 — 11
Total other comprehensive income (loss) (66) (17) (83) 1,779 (164) 1,615 (282) 33 (249)
The following table shows changes in “Accumulated other

comprehensive loss”

(OCI) attributable to ABB, by
component, net of tax:
Unrealized Pension and
Foreign gains (losses) other post- Accumulated
currency on available- retirement

Derivative
other
translation for-sale plan

instruments
comprehensive
($ in millions) adjustments securities adjustments

and hedges
loss
Balance at January 1, 2019 (3,324) (4) (1,967) (16) (5,311)
Cumulative effect of changes in
accounting principles (1) — — (36) — (36)
Other comprehensive (loss) income
before reclassifications (130) 14 (214) 20 (310)
Amounts reclassified from OCI (2) — 72 (9) 61
Total other comprehensive (loss) income (132) 14 (142) 11 (249)
Less:
Amounts attributable to noncontrolling
interests (6) — — — (6)
Balance at December 31, 2019 (3,450) 10 (2,145) (5) (5,590)
Other comprehensive (loss) income
before reclassifications 498 24 (157) 2 367
Amounts reclassified from OCI 519 (17) 746 — 1,248
Total other comprehensive (loss) income 1,017 7 589 2 1,615
Less:
Amounts attributable to noncontrolling
interests 27 — — — 27
Balance at December 31, 2020 (2,460) 17 (1,556) (3) (4,002)
Other comprehensive (loss) income
before reclassifications (521) (10) 411 8 (112)
Amounts reclassified from OCI (9) (5) 56 (13) 29
Total other comprehensive (loss) income (530) (15) 467 (5) (83)
Less:
Amounts attributable to noncontrolling
interests 4 — — — 4
Balance at December 31, 2021 (2) (2,993) 2 (1,089) (8) (4,088)
(1)

Amounts relate

to the adoption

of an accounting

standard

update in

2019 regarding

the Tax

Cuts and

Jobs Act

of 2017.
(2)

Due to rounding,

numbers

presented

may not add

to the totals

provided.
The following table reflects amounts reclassified out of OCI in respect of Foreign currency translation
adjustments and Pension and other postretirement plan adjustments:
($ in millions) Location of (gains) losses
Details about OCI components reclassified from OCI 2021 2020 2019
Foreign currency translation adjustments:
Changes attributable to divestments:

- Losses (gains) on other divestments, net
Other income (expense), net (9) — (2)

- Loss on solar inverters business (see Note 4)
Other income (expense), net — 99 —

- Loss on Power Grids business (see Note 3)
Income (loss) from discontinued

operations, net of tax — 420 —
Amounts reclassified from OCI (9) 519 (2)
Pension and other postretirement plan adjustments:
Amortization of prior service cost (credit) Non-operational pension (cost) credit (1) (14) (11) (25)
Amortization of net actuarial loss Non-operational pension (cost) credit (1) 65 113 99
Net losses from settlements and curtailments Non-operational pension (cost) credit (1) 7 650 38
Changes attributable to divestments:

- Losses (gains) on other divestments, net
Other income (expense), net (8) — —

- Loss on Power Grids business (see Note 3)
Income (loss) from discontinued

operations, net of tax
(2)

Total before tax

50 938 112
Tax

Income tax expense 4 (157) (40)
Changes in tax attributable to divestments:

- Losses (gains) on other divestments, net
Other income (expense), net 2 — —

- Loss on Power Grids business (see Note 3)
Income (loss) from discontinued

operations, net of tax (2) — (35) —
Amounts reclassified from OCI 56 746 72
(1)

Amounts in

2020 and

2019, include

a total

of $
94

million

and $
6

million,

respectively,

reclassified

from OCI

to Income

(loss) from
discontinued

operations

(see Note

3).
(2)

Amounts represent

the reclassification

of OCI relating

to pensions,

including

tax, on divestment

of the Power

Grids business.
The amounts reclassified out of OCI in respect of Unrealized gains (losses) on available
‑
for
‑
sale securities
and Derivative instruments and hedges were not significant

in 2021, 2020 and 2019.